Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012		2011		2010
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS

Net income attributed to Diana Shipping Inc.	$54,639	$54,639	$107,497	$107,497	$128,779	$128,779

Weighted average number of common shares outstanding	81,083,485	81,083,485	81,081,774	81,081,774	80,682,770	80,682,770
Incremental shares	-	-	-	42,574	-	125,462
Total shares outstanding	81,083,485	81,083,485	81,081,774	81,124,348	80,682,770	80,808,232

Earnings per share	$0.67	$0.67	$1.33	$1.33	$1.60	$1.59